Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development [Abstract]
External research and development expenses		$ 22,777	$ 16,019	$ 6,602
Employee expenses	[1]	6,771	4,119	1,419
Depreciation		35	33	14
Other expenses		238	313	518
Total research and development expenses		29,821	20,484	8,553
General and administrative [Abstract]
External costs		7,692	7,785	5,618
Employee expenses	[2]	3,429	2,271	924
Depreciation		280	14	5
Total general and administrative expenses		11,401	10,070	6,547
Total operating expenses		41,222	30,554	15,100
Share-based compensation expense included in employees expenses for employees in research and development department		1,400	1,000	200
Share-based compensation expense included in employees expenses in general and administrative		$ 900	$ 700	$ 200

[1]	Included in employee expenses is share-based compensation expense of $1.4 million, $1.0 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively, relating to employees in the research and development department.
[2]	Included in employee expenses is share-based compensation expense of $0.9 million, $0.7 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively, relating to employees in the general and administrative department.